Summary of Significant Accounting Policies - Additional information (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥) segment $ / ¥	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($) $ / ¥	Dec. 31, 2023 USD ($)	May 31, 2015 CNY (¥)
Summary Of Significant Accounting Policies
Land use right, term	34 years	34 years
Allowance for credit loss	¥ 0		¥ 0	¥ 0
Interest income from held-to maturity investments	51,034,427	$ 6,991,688	80,693,057	19,375,505
Investment income from other short-term investments carried at fair value	315,013,325	43,156,649	77,394,955	98,965,612
Total notional amount	267,280,381		411,567,717		$ 36,617,262
Unrealized gain on comprehensive income/(loss)	89,894,630	$ 12,315,514	312,870,238
Derivative collateral right to reclaim cash	¥ 267,280,381		411,567,717		36,617,262
Post default loss rate applicable to senior claim	45.00%	45.00%
Post default loss rate applicable to subordinate claims	75.00%	75.00%
Account receivables	¥ 34,275,509		25,876,818		4,695,725
Allowance for account receivables, net	274,956		205,489		$ 37,669	$ 28,152
Remaining unsatisfied performance obligations	0
Defined contribution plan expensed incurred	19,125,406	$ 2,620,170	14,321,884	29,871,441
Advertising costs	53,979	7,395	946,664	207,905,890
Government grants	175,519	24,046	5,483,308	19,472,671
VAT incurred	¥ 52,519,936	$ 7,195,202	26,906,439	80,085,288
Operating segment | segment	1	1
Number of reportable segments | segment	1	1
Exchange rate | $ / ¥	7.2993				7.2993
Deposits in the licensed banks							¥ 500,000
Revenues	¥ 216,428,374	$ 29,650,566	¥ 126,338,353	577,493,364
Concentration of credit risk | Financial assets | China Merchants Bank Company Limited
Summary Of Significant Accounting Policies
Concentration risk, percentage	22.00%	22.00%	25.00%
Financial assets	¥ 1,831		¥ 2,567		$ 251
Concentration of credit risk | Financial assets | China Guangfa Bank Co., Ltd
Summary Of Significant Accounting Policies
Concentration risk, percentage			9.00%
Financial assets | $						$ 936
Customer concentration risk | Revenue benchmark | Customer A
Summary Of Significant Accounting Policies
Concentration risk, percentage	22.00%	22.00%
Revenues	¥ 47,629,353	$ 6,525,195
Customer concentration risk | Revenue benchmark | Customer B
Summary Of Significant Accounting Policies
Concentration risk, percentage	39.00%	39.00%
Revenues	¥ 83,463,994	$ 11,434,520
Customer concentration risk | Revenue benchmark | Customer C
Summary Of Significant Accounting Policies
Concentration risk, percentage	10.00%	10.00%
Revenues	¥ 22,125,951	$ 3,031,243
Customer concentration risk | Revenue benchmark | Customer D
Summary Of Significant Accounting Policies
Concentration risk, percentage	11.00%	11.00%
Revenues	¥ 24,452,405	$ 3,349,966
Customer concentration risk | Accounts receivable | Customer A
Summary Of Significant Accounting Policies
Account receivables	¥ 9,300,571				1,274,173
Concentration risk, percentage	27.00%	27.00%
Customer concentration risk | Accounts receivable | Customer B
Summary Of Significant Accounting Policies
Account receivables	¥ 13,291,323				1,820,904
Concentration risk, percentage	38.00%	38.00%
Customer concentration risk | Accounts receivable | Customer C
Summary Of Significant Accounting Policies
Account receivables	¥ 9,028,752				1,236,934
Concentration risk, percentage	26.00%	26.00%
Xiamen Youqi Technology Co., Ltd. and other companies
Summary Of Significant Accounting Policies
Applicable tax rate	3.00%	3.00%
Computer software
Summary Of Significant Accounting Policies
Research and development costs capitalized	¥ 0
Minimum
Summary Of Significant Accounting Policies
Intangible assets estimated useful lives	P1Y	P1Y
Minimum | Other Subsidiaries
Summary Of Significant Accounting Policies
Applicable tax rate	6.00%	6.00%
Maximum
Summary Of Significant Accounting Policies
Intangible assets estimated useful lives	P10Y	P10Y
Maximum | Other Subsidiaries
Summary Of Significant Accounting Policies
Applicable tax rate	13.00%	13.00%
Swap
Summary Of Significant Accounting Policies
Derivative collateral right to reclaim cash	¥ 267,280,381		¥ 411,567,717		$ 36,617,262
CICC, CITIC and GF | Swap
Summary Of Significant Accounting Policies
Prepaid for new contracts to be entered into	¥ 1,231,339,138	$ 168,692,770	50,143,583
CICC, CITIC and GF | LIBOR interest rate
Summary Of Significant Accounting Policies
Debt instrument interest rate during period	2.80%				2.80%
CICC, CITIC and GF | SOFR
Summary Of Significant Accounting Policies
Debt instrument interest rate during period	2.00%				2.00%
Installment credit services
Summary Of Significant Accounting Policies
Revenue from providing loan facilitation service	¥ 0	0	0	18,316,858
Revenue from post origination services and other	0	0	0	492,215
Transaction services
Summary Of Significant Accounting Policies
Revenue from providing loan facilitation service	0	0	0	110,912,689
Revenue from post origination services and other	¥ 0	$ 0	¥ 0	¥ 2,877,700